Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	88-0085720
Plan number	004
Current value	$ 683,562,499
Participant loans	9,321,006	$ 9,100,000
Asset held for investment	$ 692,883,505
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	10.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	5.25%
Investment, Identifier [Axis]: DFA | U.S. Small Cap Growth Portfolio Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 22,726,186
Investment, Identifier [Axis]: FIAM | Core Plus Commingled Pool Class F
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	23,197,709
Investment, Identifier [Axis]: Fidelity Investments | 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	73,986,463
Investment, Identifier [Axis]: Fidelity Investments | Contrafund Pool Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	143,657,806
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2010 Commingled Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,035,018
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2015 Commingled Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,574,356
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2020 Commingled Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	14,432,866
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2025 Commingled Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	22,124,940
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2030 Commingled Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	37,062,094
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2035 Commingled Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	27,356,002
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2040 Commingled Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	38,257,480
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2045 Commingled Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	32,163,082
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2050 Commingled Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	26,830,501
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2055 Commingled Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	20,094,378
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2060 Commingled Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,476,100
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2065 Commingled Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,068,131
Investment, Identifier [Axis]: Fidelity Investments | Freedom Retirement Commingled Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,225,182
Investment, Identifier [Axis]: Fidelity Investments | Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,145
Investment, Identifier [Axis]: Fidelity Investments | Low-Priced Stock Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 27,954,484
Investment, Identifier [Axis]: Southwest Gas Holdings, Inc. | Company common stock (753,876 shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	753,876
Current value	$ 60,325,197
Investment, Identifier [Axis]: T. Rowe Price | Institutional Large Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	23,605,652
Investment, Identifier [Axis]: T. Rowe Price | Stable Value Common Trust Fund A
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	27,328,605
Investment, Identifier [Axis]: Temporary Cash Investments | Temporary Cash Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,449
Investment, Identifier [Axis]: Vanguard Group, Inc. | International Growth Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	25,213,962
Investment, Identifier [Axis]: Victory Funds | Victory Integrity Small-Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 9,858,711